Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 8,716	$ 5,030
Securities available for sale, at fair value	214,190	72,125
Stock in Federal Home Loan Bank, at cost	7,073	13,551
Mortgage-backed securities:
Available for sale, at fair value	554	715
Held to maturity, at cost	25,921	39,146
Loans receivable:
Held for sale, at fair value	163,834	115,434
Held for investment, net	766,601	987,400
Allowance for loan losses	(31,829)	(70,266)
Accrued interest receivable	4,402	4,870
Foreclosed assets held for sale, net	17,040	16,937
Premises and equipment, net	15,272	14,434
Investment in LLCs	17,222	17,674
Deferred income tax asset, net	17,199	19,221
Income taxes receivable	0	3,124
Other assets	14,631	14,189
Total assets	1,240,826	1,253,584
Liabilities:
Customer deposit accounts	870,946	784,681
Brokered deposit accounts	21,367	24,994
Advances from Federal Home Loan Bank	127,000	247,000
Subordinated debentures	25,774	25,774
Escrows	8,760	10,082
Income taxes payable	3,490	0
Accrued expenses and other liabilities	11,986	10,675
Total liabilities	1,069,323	1,103,206
Stockholders' equity:
Common stock of $0.15 par value: 20,000,000 authorized; 9,857,112 shares issued at September 30, 2012 and 2011	1,479	1,479
Additional paid-in capital	16,657	16,652
Retained earnings	189,516	171,406
Treasury stock, at cost; 1,989,498 shares at September 30, 2012 and 2011	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	2,269	(741)
Total stockholders' equity	171,503	150,378
Total liabilities and stockholders' equity	$ 1,240,826	$ 1,253,584